Summary of Principal Accounting Policies (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Nonrecurring	Dec. 31, 2010 Nonrecurring	Dec. 31, 2012 Fair value	Dec. 31, 2011 Fair value
Fair value of financial instruments
Goodwill impairment charge	$ 417,822,304	$ 417,822,304
Fair value of asset				0	0
Fair value of liability				0	0
Customer deposits, non-current portion		26,585,537	744,092			694,020	23,509,578
Liability for exclusive rights, non-current		$ 21,408,384	$ 5,918,812			$ 5,918,812	$ 21,408,384